Mergers and Acquisitions - Summary of Selected Income Statement Information Related to Business Acquisition (Detail) - MXN ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018
Vonpar [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Total revenue	$ 1,628
Income before taxes	380
Net income	$ 252
Aggregated individually immaterial business combinations [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Total revenue		$ 4,628
Income before taxes		496
Net income		$ 413